Fair value measurements - Percentages of Total Commodity Sales Excluding Effects of Hedging Activities (Detail) - Predecessor - Customer Concentration Risk - Commodity Sales	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Coffeyville Resources LLC
Counterparty Credit Risk
Percentage of sales to significant purchaser	19.30%	14.50%	14.00%
Valero Energy Corporation
Counterparty Credit Risk
Percentage of sales to significant purchaser	15.60%	20.70%	23.70%
Phillips 66 Company
Counterparty Credit Risk
Percentage of sales to significant purchaser	15.10%	11.80%